UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-21359
                                      ------------------------------------------

     MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                   2455 Corporate West Drive, Lisle, IL 60532
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                J. Thomas Futrell

                            2455 Corporate West Drive

                                 Lisle, IL 60532
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (630) 505-3700
                                                     -------------

Date of fiscal year end: July 31
                         -------
Date of reporting period: April 30, 2009
                          --------------

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.
         Attached hereto.

MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund Portfolio of Investments
April 30, 2009 (unaudited)

--------------------------------------------------------------------------------------------------------------------------
                                   Principal
                  Rating           Amount                                                    Optional
                  (S&P)*           (000)      Description                                    Call Provisions**      Value
--------------------------------------------------------------------------------------------------------------------------

MUNICIPAL BONDS & NOTES - 169.4%
Alaska - 0.8%
                  A+                $ 750     Alaska Muni Bond Bank Auth,
                                              Ser 1, 5.75%, 09/01/33                         09/01/18 @ 100     $ 761,280
                                                                                                            --------------

Alabama - 2.2%
                  BBB                 845     Courtland, AL Ind Dev Brd
                                              Environ Imp Rev, AMT, Ser B,
                                              6.25%, 08/01/25                                08/01/13 @ 100       688,151
                  Baa3              1,890     Courtland, AL Ind Dev Brd
                                              Solid Waste Disp Rev, AMT,
                                              6.00%, 08/01/29                                08/01/09 @ 101     1,419,503
                                                                                                            --------------
                                                                                                                2,107,654
                                                                                                            --------------

California - 17.9%
                  A-                5,000     California Public Works Brd
                                              Dept Mental Health Lease Rev, Ser A,
                                              5.00%, 06/01/24                                06/01/14 @ 100     4,736,100
                  A                 6,000     California Various Purpose Gen Oblig,
                                              5.125%, 11/01/24                               11/01/13 @ 100     6,013,080
                  A-                2,500     Chula Vista, CA Ind Dev Rev, Ser B
                                              AMT, 5.50% 12/01/21                            06/02/14 @ 102     2,253,525
                  BBB               2,065     Golden State Tobacco Securitization
                                              Rev, Ser A-1, 5.00%, 06/01/33                  06/01/17 @ 100     1,315,199
                  AAA               2,750     Golden State Tobacco Settlement
                                              Rev, Ser B, 5.375%, 06/01/28
                                              (Prerefunded @ 06/01/10)+                      06/01/10 @ 100     2,880,102
                                                                                                            --------------
                                                                                                               17,198,006
                                                                                                            --------------

Colorado - 6.6%
                  AA                4,500     Colorado Health Facs Auth Rev,
                                              5.25%, 09/01/21
                                              (Prerefunded @ 09/01/11)+                      09/01/11 @ 100     4,929,120
                  BBB               2,000     Colorado Health Facs Auth Rev,
                                              5.25%, 05/15/42                                05/15/17 @ 100     1,425,060
                                                                                                            --------------
                                                                                                                6,354,180
                                                                                                            --------------

District of Columbia - 1.8%
                  Aaa               2,000     District of Columbia FHA Multi Family
                                              Henson Ridge-Rmkt, AMT,
                                              5.10%, 06/01/37 (FHA)                          06/01/15 @ 102     1,768,860
                                                                                                            --------------

Florida - 13.9%
                  A1                2,500     Highlands Co., FL Health Facs
                                              Auth Rev, Ser B, 5.25%, 11/15/23
                                              (Prerefunded @ 11/15/12)+                      11/15/12 @ 100     2,804,450
                  A1                3,000     Highlands Co., FL Health Facs
                                              Auth Rev, Ser D, 5.875%, 11/15/29
                                              (Prerefunded @ 11/15/13)+                      11/15/13 @ 100     3,512,160
                  A-                2,200     Miami-Dade Co., FL Aviation Rev, AMT,
                                              5.00%, 10/01/38 (CIFG)                         10/01/15 @ 100     1,684,958
                  AAA               1,500     Miami-Dade Co., FL Sch Brd, Ser A,
                                              5.375%, 02/01/34 (Assured Gty)                 02/01/19 @ 100     1,504,950
                  BBB               1,000     Seminole Indian Tribe FL Rev, Ser A,
                                              144A, 5.25%, 10/01/27                          10/01/17 @ 100       700,180
                  N/A               2,750     South Broward Co., FL Hosp Dist
                                              Rev, 5.60%, 05/01/27
                                              (Prerefunded @ 05/01/12)+                      05/01/12 @ 101     3,115,035
                                                                                                            --------------
                                                                                                               13,321,733
                                                                                                            --------------

Illinois - 7.9%
                  AAA               1,115     Chicago O'Hare Intl Arpt Rev 3rd Lien,
                                              Ser A-2, AMT, 5.50%, 01/01/16 (FSA)            01/01/14 @ 100     1,144,336
                  A+                3,000     Illinois Dev Fin Auth Hosp Rev,
                                              5.65%, 11/15/24
                                              (Prerefunded @ 11/15/09)+                      11/15/09 @ 101     3,112,080
                  Baa1              2,000     Illinois Fin Auth, Roosevelt Univ Rev,
                                              5.50%, 04/01/37                                04/01/17 @ 100     1,676,680
                  AA                1,965     Illinois Hsg Dev Auth Homeowner Mtg,
                                              AMT, Ser A-2, 5.00%, 08/01/36                  02/01/16 @ 100     1,701,041
                                                                                                            --------------
                                                                                                                7,634,137
                                                                                                            --------------

Iowa - 1.3%
                  BBB               2,000     Iowa Tobacco Settlement Auth,
                                              Cap Apprec Asset Bkd, Ser B, 5.60%, 06/01/34   06/01/17 @ 100     1,218,640
                                                                                                            --------------

Kentucky - 1.1%
                  Aa3               1,000     Kentucky Eco Dev Fin Auth Hosp Fac Rev,
                                              Baptist Hlthcr Sys, Ser A, 5.625%, 08/15/27    08/15/18 @ 100     1,020,640
                                                                                                            --------------

Louisiana - 6.4%
                  BBB               1,000     De Soto Parish, LA Environ Imp
                                              Rev, AMT, Ser A, 5.85%, 11/01/27               11/01/13 @ 100       753,660
                  AA-               1,000     East Baton Rouge Parish, LA Swr Commn
                                              Rev, Ser A, 5.25%, 02/01/34                    02/01/19 @ 100       975,570
                  BB+               3,000     Louisiana Govt, Environ Facs & Comnty
                                              Dev Auth Rev, 6.75%, 11/01/32                  11/01/17 @ 100     2,077,380
                  BBB+              3,000     St. John Baptist Parish, LA
                                              Marathon Oil Corp., Ser A, 5.125%, 06/01/37    06/01/17 @ 100     2,297,820
                                                                                                            --------------
                                                                                                                6,104,430
                                                                                                            --------------

Maryland - 0.8%
                  BBB-              1,000     Maryland Health & Hgr Ed Facs Auth Rev,
                                              5.75%, 01/01/38                                01/01/18 @ 100       789,020
                                                                                                            --------------

Massachusetts - 2.0%
                  AA-               1,000     Massachusetts Housing Fin Agency,
                                              AMT, 5.10%, 12/01/27                           06/01/17 @ 100       934,160
                  AA                1,000     Massachusetts Housing Fin Agency,
                                              AMT, Ser 134, 5.60%, 12/01/38                  06/01/18 @ 100       943,570
                                                                                                            --------------
                                                                                                                1,877,730
                                                                                                            --------------

Michigan - 3.2%
                  AAA               1,000     Detroit, MI Wtr Supply Sys Rev,
                                              2nd Lien, Ser B, 7.00%, 07/01/36 (FSA)         07/01/19 @ 100     1,093,430
                  A-                2,000     Michigan Strategic Fund Ltd Oblig
                                              Rev Ref, Ser C, 5.45%, 09/01/29                09/01/11 @ 100     1,970,840
                                                                                                            --------------
                                                                                                                3,064,270
                                                                                                            --------------

Mississippi - 0.9%
                  BBB               1,000     Warren County, MS Gulf Opp Zone,
                                              Intl Paper Co., Ser A, 6.50%, 09/01/32         09/01/18 @ 100       883,310
                                                                                                            --------------

Missouri - 4.5%
                  AA-               4,000     Missouri Health & Educ Facs Auth
                                              Rev, Ser A, 5.25%, 06/01/28
                                              (Prerefunded @ 06/01/11) (AMBAC)+              06/01/11 @ 101     4,349,680
                                                                                                            --------------

Nebraska - 3.0%
                  A                 3,000     Public Power Generation Agency,
                                              Whelan Energy Ctr Unit 2, 5.00%, 01/01/41
                                              (AMBAC)                                        01/01/17 @ 100     2,880,150
                                                                                                            --------------

Nevada - 5.4%
                  A                 5,410     Henderson, NV Health Care Fac Rev,
                                              Ser A, 5.625%, 07/01/24                        07/01/14 @ 100     5,214,645
                                                                                                            --------------

New York - 21.5%
                  A-                2,750     Long Island, NY Power Auth Rev, Ser A,
                                              5.10%, 09/01/29                                09/01/14 @ 100     2,705,367
                  AA-               4,000     Metropolitan Trans Auth Rev, Ser A,
                                              5.125%, 01/01/24                               07/01/12 @ 100     4,023,440
                  B-                  750     New York City Indl Dev Rev, JFK
                                              Intl Arpt, Ser A, AMT, 8.00%, 08/01/12          N/A                 681,765
                  B-                  500     New York City Indl Dev Rev, American Airlines
                                              JFK Intl Arpt, AMT, 7.50%, 08/01/16             N/A                 404,345
                  BB+               1,000     New York Dorm Auth Rev, NYU Hosp Ctr,
                                              Ser B, 5.25%, 07/01/24                         07/01/17 @ 100       820,980
                  AA                2,250     New York, NY Gen Oblig, Ser J,
                                              5.00%, 05/15/23                                05/15/14 @ 100     2,280,893
                  A+                1,750     New York Muni Bond Bank Agy Special
                                              School Purpose Rev, Ser C,
                                              5.25%, 12/01/22                                06/01/13 @ 100     1,782,638
                  AA-               4,000     New York Tobacco Settlement Funding
                                              Corp, Ser A1, 5.50%, 06/01/19                  06/01/13 @ 100     4,099,320
                  A-                5,000     Suffolk Co, NY Ind Dev Agy Rev, AMT,
                                              5.25%, 06/01/27                                06/01/13 @ 100     3,892,050
                                                                                                            --------------
                                                                                                               20,690,798
                                                                                                            --------------

North Carolina - 3.9%
                  BBB+              1,000     North Carolina Eastern Muni Power Agy
                                              Sys Rev Ref, Ser D, 5.125%, 01/01/23           01/01/13 @ 100       977,380
                  BBB+              1,000     North Carolina Eastern Muni Power Agy
                                              Sys Rev Ref, Ser D, 5.125%, 01/01/26           01/01/13 @ 100       953,070
                  AA                1,775     North Carolina Housing Fin Agy Rev, AMT,
                                              Ser 14A, 5.35%, 01/01/22 (AMBAC)               07/01/11 @ 100     1,782,739
                                                                                                            --------------
                                                                                                                3,713,189
                                                                                                            --------------

Ohio - 11.1%
                  BBB               1,150     Buckeye OH, Tobacco Settlement Turbo Rev,
                                              Ser A-2, 5.875%, 06/01/30                      06/01/17 @ 100       774,652
                  BBB               2,000     Buckeye OH, Tobacco Settlement Turbo Rev,
                                              Ser A-2, 5.75%, 06/01/34                       06/01/17 @ 100     1,186,580
                  AA-               3,000     Cuyahoga Co., OH Rev Ref, Ser A,
                                              6.00%, 01/01/20                                07/01/13 @ 100     3,176,790
                  AA-               5,000     Lorain Co., OH Hosp Rev Ref, Ser A,
                                              5.25%, 10/01/33                                10/01/11 @ 101     4,573,600
                  BBB               1,000     Ohio Air Quality Dev Auth Rev Ref,
                                              5.70%, 02/01/14                                 N/A               1,001,540
                                                                                                            --------------
                                                                                                               10,713,162
                                                                                                            --------------

Oklahoma - 3.1%
                  A                 3,525     Oklahoma Dev Fin Auth Rev,
                                              5.00%, 02/15/42                                02/15/17 @ 100     2,931,214
                                                                                                            --------------

Oregon - 1.0%
                  BBB               1,000     Gilliam Cnty, OR Solid Waste Disp Rev,
                                              AMT, 6.00%, 08/01/25 (1)                       05/03/10 @ 100       997,500
                                                                                                            --------------

Pennsylvania - 5.6%
                  BBB               2,340     Pennsylvania Higher Education Facs Auth
                                              Rev, 5.25%, 05/01/23                           05/01/13 @ 100     2,015,910
                  BBB+              2,000     Pennsylvania State Higher Education,
                                              5.00%, 07/15/39                                07/15/15 @ 100     1,528,280
                  BBB               1,000     Pennsylvania State Higher Education,
                                              5.00%, 05/01/37                                11/01/17 @ 100       735,690
                  AA-               1,000     Pennsylvania State Higher Education,
                                              U of PA Health Sys, Ser B, 6.00%, 08/15/26     08/15/18 @ 100     1,071,120
                                                                                                            --------------
                                                                                                                5,351,000
                                                                                                            --------------

Rhode Island - 2.1%
                  AAA               1,300     Rhode Island Convention Ctr Auth Rev Ref,
                                              Ser A, 5.50%, 05/15/27 (Assured GTY)           05/15/19 @ 100     1,318,993
                  BBB               1,000     Rhode Island Tobacco Settlement Financing
                                              Corp, Ser A, 6.25%, 06/01/42                   06/01/12 @ 100       737,800
                                                                                                            --------------
                                                                                                                2,056,793
                                                                                                            --------------

South Carolina - 3.3%
                  AAA               2,500     Florence Co., SC Hosp Rev, Ser A,
                                              5.25%, 11/01/27 (FSA)                          11/01/14 @ 100     2,503,525
                  BBB               1,000     Georgetown Co., SC Environ Imp Rev,
                                              AMT, Ser A, 5.30%, 03/01/28                    03/01/14 @ 100       673,520
                                                                                                            --------------
                                                                                                                3,177,045
                                                                                                            --------------

South Dakota - 5.7%
                  AAA               5,000     South Dakota Hsg Dev Auth, Ser K, AMT,
                                              5.05%, 05/01/36                                11/01/15 @ 100     4,390,000
                  AA-               1,200     South Dakota St Hlth & Edl Fac, Ser A
                                              5.25%, 11/01/34                                11/01/14 @ 100     1,076,604
                                                                                                            --------------
                                                                                                                5,466,604
                                                                                                            --------------

Tennessee - 2.2%
                  BBB+              2,500     Knox Co., TN Health Edl & Hsg Facs Brd Rev,
                                              5.25%, 04/01/27                                04/01/17 @ 100     2,083,950
                                                                                                            --------------

Texas - 17.0%
                  Aaa               2,000     Bexar Co., TX Hsg Fin, AMT,
                                              5.20%, 10/20/34 (GNMA/FHA)                     10/20/14 @ 100     1,889,520
                  AAA               2,500     Houston, TX Utility System,
                                              First Lien Rev Ref, Ser A, 5.00%, 11/15/33
                                              (FSA)                                          11/15/17 @ 100     2,468,650
                  A                 2,000     Lower Colo Riv Auth Tex Rev, Ser A,
                                              6.25%, 05/15/28                                05/15/18 @ 100     2,155,720
                  A                 1,885     Matagorda Co., TX Nav Dist No.1 Rev, AMT,
                                              5.125%, 11/01/28 (AMBAC) (1)                   N/A                1,455,729
                  A-                2,000     North TX, Tollway Auth Rev, Ser A,
                                              5.625%, 01/01/33                               01/01/18 @ 100     1,975,360
                  A-                1,000     North TX, Tollway Auth Rev, Ser L-2,
                                              6.00%, 01/01/38 (1)                            01/01/13 @ 100     1,038,700
                  AAA               2,325     Pampa, TX Indep School
                                              Dist, 5.00%, 08/15/36 (PSF)                    08/15/17 @ 100     2,378,614
                  BBB+              2,100     San Leanna Ed Facs Corp Higher Ed Rev,
                                              5.125%, 06/01/36                               06/01/17 @ 100     1,852,914
                  AAA               1,000     Tarrant Cnty Tex Cult Ed Facs Rev,
                                              Ser A, 5.75%, 07/01/18 (Assured Gty)           N/A                1,084,300
                                                                                                            --------------
                                                                                                               16,299,507
                                                                                                            --------------

Virginia - 1.3%
                  BBB+              1,250     Washington Co., VA Indl Dev Auth Hosp Fac Rev,
                                              Ser C, 7.50%, 07/01/29                         01/01/19 @ 100     1,269,525
                                                                                                            --------------

Washington - 1.0%
                  AA+               1,000     Tes Properties, WA Rev,
                                              5.625%, 12/01/38                               06/01/19 @ 100     1,007,210
                                                                                                            --------------

West Virginia - 4.0%
                  AAA               3,825     West Virginia Housing Dev Fund Rev,
                                              Ser D, 5.20%, 11/01/21                         05/01/11 @ 100     3,849,289
                                                                                                            --------------

Wisconsin - 1.1%
                  AA                1,250     Wisconsin State Health & Ed Facs Rev,
                                              Ser A, 5.00%, 11/15/36                         11/15/16 @ 100     1,101,525
                                                                                                            --------------

Wyoming - 5.8%
                  BBB               4,000     Sweetwater Co., WY Solid Waste Disp Rev,
                                              AMT, 5.60%, 12/01/35                           12/01/15 @ 100     2,819,320
                  AA+               3,100     Wyoming Cmnty Dev Auth Hsg Rev,
                                              Ser 7, AMT, 5.10%, 12/01/38                    12/01/16 @ 100     2,711,880
                                                                                                            --------------
                                                                                                                5,531,200
                                                                                                            --------------

TOTAL MUNICIPAL BONDS & NOTES - 169.4%
                  (Cost $172,270,317)                                                                         162,787,876
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------
                                  Redemption
                  Rating          Value
                  (S&P)*          (000)       Description                                                           Value
--------------------------------------------------------------------------------------------------------------------------
PREFERRED SHARES - 2.0%
                  Aaa             $ 2,000     Centerline Equity Issuer Trust, AMT, Ser A-4-1,
                  (Cost $2,000,000)           5.75%, 04/30/15 (remarketing), 144A                               1,972,180
                                                                                                            --------------

TOTAL LONG-TERM INVESTMENTS - 171.4%
                  (Cost $174,270,317)                                                                         164,760,056
                                                                                                            --------------


Other assets in excess of liabilities - 0.8%                                                                      807,680
Preferred Shares, at redemption value - (-72.2% of Net Assets Applicable to Common
                  Shareholders or -42.2% of Total Investments)                                                (69,450,000)
                                                                                                            --------------

Net Assets Applicable to Common Shareholders - 100.0% (2)                                                    $ 96,117,736
                                                                                                            ==============


          * For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. or Fitch Ratings is provided.

          ** Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.

          + This bond is prerefunded. U.S. government or U.S. government agency securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date and price indicated under the Optional Call Provisions.

          (1) Step-up security. Security is a step-up bond where the coupon increases or steps up at a predetermined date.

          (2) Portfolio percentages are calculated based on net assets applicable to common shareholders.

Glossary:
AMBAC - Insured by Ambac Assurance Corporation
AMT - Alternative Minimum Tax
Assured Gty - Insured by Assured Guaranty
CIFG - Insured by CIFG Assurance NA
FHA - Guaranteed by Federal Housing Administration
FSA - Insured by Financial Security Assurance, Inc.
GNMA - Guaranteed by Ginnie Mae
PSF - Guaranteed by Texas Permanent School Fund
144A - Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2009 these securities amounted to $2,672,360 which represents 2.8% of net assets applicable to common shareholders.

See previously submitted notes to financial statements for the period ended January 31, 2009.

In September, 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, "Fair Valuation Measurements" ("FAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation). Details of the valuations as of April 30, 2009 were as follows:

DESCRIPTION                                SECURITIES          DERIVATIVES             TOTAL
                                        ------------------   -----------------   ------------------
(value in $000s)
Assets:
Level 1                                         $   1,972                 $ -            $   1,972
Level 2                                           162,788                   -              162,788
Level 3                                                 -                   -                    -
                                        ------------------   -----------------   ------------------
Total                                           $ 164,760                 $ -            $ 164,760
                                        ==================   =================   ==================

Liabilities:
Level 1                                         $       -                 $ -            $       -
Level 2                                                 -                   -                    -
Level 3                                                 -                   -                    -
                                        ------------------   -----------------   ------------------
Total                                           $       -                 $ -            $       -
                                        ==================   =================   ==================

ITEM 2.  CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

     (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that materially affected or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

         A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) is attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MBIA Capital /Claymore Managed Duration Investment Grade Municipal Fund
-----------------------------------------------------------------------

By:      /s/ J. Thomas Futrell
         -----------------------------------------------------------------------
         J. Thomas Futrell
         Chief Executive Officer

Date:    June 19, 2009


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ J. Thomas Futrell
         -----------------------------------------------------------------------
         J. Thomas Futrell
         Chief Executive Officer

Date:    June 19, 2009


By:      /s/ Steven M. Hill
         -----------------------------------------------------------------------
         Steven M. Hill
         Chief Financial Officer and Treasurer

Date:    June 19, 2009